DEWEY BALLANTINE LLP

1301 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK  10019-6092

TEL   212 259-8000    FAX   212 259-6333

February 9, 2006

Mr. Max Webb

Securities and Exchange Commission

Judiciary Plaza; Stop 3-10

450 Fifth Street, NW

Washington, D.C.  20549

Re:	HSBC Auto Receivables Corporation (the “Registrant”)
Form S-3 Shelf Registration Statement
(the “Registration Statement”)

Dear Mr. Webb:

Enclosed is a clean courtesy copy of the Registration Statement referred to above.

The Registration Statement has been prepared in accordance with the Plain English Disclosure Rules and Regulation AB.

This initial filing states that the amount to be registered is $1,000,000.  We will file an amendment that will increase the amount of registered securities.

We would appreciate notice as to whether the Commission will conduct a review of this Registration Statement and, if so, the type of review and the name of the individual at the Commission who will be assigned the Registration Statement.

If you have any questions or comments regarding this Registration Statement, please contact the undersigned at (212) 259-8417 or Stephen A. Hofmann at (212) 259-6825.

Sincerely,

/s/ Stephanie J. Mah

Stephanie J. Mah

cc:	Mick Forde
Eileen Bannon
John P Keiserman.